Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Recognized impairment charge of aircraft	$ 0	$ 8.8	$ 11.4